THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
----------------    -------------------------------------------------  ------------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS AND ASSET BACKED SECURITIES (8.7%)
FINANCIAL SERVICES (8.7%)
$      1,750,000    Blackrock Capital Finance L.P., Subordinated
                      Bond, CSTR, Series 1997-C1, Class E, Callable,
                      8.48% due 10/25/26(s)..........................     NR/NR       $   1,699,688
       1,984,377    Chase Commercial Mortgage Securities Corp.,
                      Subordinated Bond, Series 1997-1, Class E,
                      Callable, 7.37% due 12/19/07(s)................    NR/BBB-          1,841,750
       1,000,000    Chase Commercial Mortgage Securities Corp.,
                      Subordinated Bond, Series 1997-2, Class E,
                      Callable, 6.60% due 12/19/07(s)................    NR/BBB-            880,977
      19,148,670    CS First Boston Mortgage Securities Corp., REMIC:
                      IO, CSTR, NTL, Series 1997-2, Class X,
                      Callable, (144A), 1.05% due 06/25/20...........     NR/NR             415,885
         846,980    DLJ Mortgage Acceptance Corp, Series DRRE-1A,
                      (144A), 8.25% due 07/25/27.....................     NR/NR             863,919
       2,000,000    First Chicago/Lennar Trust, CSTR, Series
                      1997-CHL1, Class D, Callable, (144A), 8.13% due
                      05/29/08(s)....................................     NR/NR           1,872,500
       1,000,000    Green Tree Financial Corp., Subordinated Bond,
                      AFC, Series 1997-4, Class B1, Callable, 7.23%
                      due 02/15/29(s)................................   Baa1/BBB+           989,687
         403,948    Home Mac Mortgage Securities Corp., Series
                      1985-1, secured by GNMA, Pre-refunded, 11.375%
                      due 08/01/15...................................     NR/NR             413,037
       1,332,697    Merrill Lynch Mortgage Investors, Inc.,
                      Subordinated Bond, CSTR, Series 1995-C2, Class
                      E, Callable, 8.076% due 06/15/21(v)............     Ba3/NR          1,282,305
       2,000,000    Merrill Lynch Mortgage Investors, Inc.,
                      Subordinated Bond, Series 1997-C1, Class F,
                      Partially Callable, 7.12% due 06/18/29(s)......     NR/BB           1,611,563
       2,000,000    Mid-America Finance, Inc., Sequential Payer,
                      Series 1998-1, Class A, 6.376% due
                      09/01/05(s)....................................    Baa2/BBB         1,860,000
       1,000,000    Morgan Stanley Capital I, Inc., REMIC: SC,
                      Subordinated Bond, CSTR, Series 1997-RR, Class
                      D, Callable, (144A), 7.74% due
                      04/30/39(v)(s).................................     NR/NR             796,875
       2,000,000    Morgan Stanley Capital I, Inc., Subordinated
                      Bond, Series 1997-C1, Class F, Callable,
                      (144A), 6.85% due 02/15/20(s)..................     Ba2/NR          1,568,125
         435,000    Morgan Stanley Capital I, Inc., Subordinated
                      Bond, Series 1997-HF1, Class F, Partially
                      Callable, (144A), 6.86% due 02/15/10...........     NR/NR             327,202
       1,570,000    Morgan Stanley Capital I, Inc., Subordinated
                      Bond, Series 1997-HF1, Class G, Partially
                      Callable, (144A), 6.86% due 05/15/11(s)........     NR/NR           1,031,294
       1,000,000    Morgan Stanley Capital I, Inc., Subordinated
                      Bond, Series 1997-XL1, Class G, Partially
                      Callable, (144A), 7.70% due 10/03/30(s)........     Ba3/BB            848,750
       1,000,000    Mortgage Capital Funding, Inc., Subordinated
                      Bond, Series 1997-MC2, Class E, Partially
                      Callable, 7.21% due 11/20/27(s)................    Baa3/NR            932,187
         136,195    Salomon Brothers Mortgage Securities V, Inc.,
                      Series 1985-1, secured by GNMA, Pre-refunded,
                      12.00% due 04/01/15............................     NR/NR             138,238

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
----------------    -------------------------------------------------  ------------   -------------
FINANCIAL SERVICES (CONTINUED)
$        177,306    Salomon Brothers Mortgage Securities V, Inc.,
                      Series 1985-2, secured by GNMA, Pre-refunded,
                      12.00% due 05/01/15............................     NR/NR       $     177,306
         746,942    Structured Asset Securities Corp., Subordinated
                      Bond, Series 1997-C1, Class E, Callable, 6.12%
                      due 08/25/00(v)(s).............................     NR/NR             734,337
                                                                                      -------------
                        TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS AND
                          ASSET BACKED SECURITIES (COST
                          $22,068,263)...............................                    20,285,625
                                                                                      -------------

CONVERTIBLE BONDS (0.3%)
RETAIL (0.3%)
         850,000    Corporate Express, Inc., Callable 07/01/99, 4.50%
                      due 07/01/00 (cost $750,567)...................      B3/B             752,250
                                                                                      -------------

CORPORATE OBLIGATIONS (30.2%)
AEROSPACE (0.4%)
         400,000    Coltec Industries, Inc., Callable, 7.50% due
                      04/15/08.......................................     Ba2/BB            386,500
         500,000    Northrop-Grumman Corp., Callable 10/15/04, 9.38%
                      due 10/15/24(s)................................   Baa3/BBB-           582,045
                                                                                      -------------
                                                                                            968,545
                                                                                      -------------

AIRLINES (0.2%)
         500,000    Truserve Corp., (144A), 6.85% due
                      07/01/08(f)(s).................................     NR/NR             501,680
                                                                                      -------------

APPARELS & TEXTILES (1.8%)
         800,000    Collins & Aikman Products Co., Callable 04/15/01,
                      11.50% due 04/15/06............................      B2/B             826,000
         800,000    Fruit of the Loom, Inc., Refunding, 6.50% due
                      11/15/03.......................................    Ba1/BB+            774,464
         375,000    Fruit of the Loom, Inc., Refunding, 7.875% due
                      10/15/99.......................................    Ba1/BB-            380,190
         200,000    Nine West Group, Inc., Series B, 8.375% due
                      08/15/05.......................................    Ba2/BB-            181,500
         800,000    Pillowtex Corp., Series B, Callable 12/15/02,
                      9.00% due 12/15/07.............................     B2/B+             804,000
         800,000    Polymer Group, Inc., Series B, Callable 07/01/02,
                      9.00% due 07/01/07(s)..........................      B2/B             750,000
         500,000    Westpoint Stevens, Inc., Callable, 7.875% due
                      06/15/05.......................................     Ba3/BB            506,250
                                                                                      -------------
                                                                                          4,222,404
                                                                                      -------------

AUTOMOTIVE SUPPLIES (0.4%)
         400,000    Federal-Mogul Corp., Callable, 7.75% due
                      07/01/06.......................................    Ba2/BB+            404,684
         200,000    Hayes Lemmerz International, Inc., Callable
                      07/15/01, 11.00% due 07/15/06..................      B2/B             216,500
         400,000    Hayes Lemmerz International, Inc., Series B,
                      Callable 07/15/02, 9.125% due 07/15/07.........      B2/B             399,000
                                                                                      -------------
                                                                                          1,020,184
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
----------------    -------------------------------------------------  ------------   -------------
BANKING (0.4%)
$        750,000    First Union Corp., Refunding, 8.125% due
                      06/24/02.......................................     A2/A-       $     824,152
                                                                                      -------------

BROADCASTING & PUBLISHING (1.1%)
         700,000    Capstar Broadcasting Partners, Callable 07/01/02,
                      9.25% due 07/01/07.............................     B2/B-             698,250
         400,000    Chancellor Media Corp., Series B, Callable
                      06/15/02, 8.75% due 06/15/07...................     Ba3/B             393,000
         700,000    Fox Family Worldwide, Inc., Callable 11/01/02,
                      9.25% due 11/01/07.............................      B1/B             656,250
         200,000    Lenfest Communications, Inc., 7.625% due
                      02/15/08.......................................    Ba3/BB+            200,000
         500,000    Lenfest Communications, Inc., 10.50% due
                      06/15/06(s)....................................     B2/BB-            561,250
                                                                                      -------------
                                                                                          2,508,750
                                                                                      -------------

CHEMICALS (0.7%)
         500,000    Arco Chemical Co., Refunding, 9.80% due
                      02/01/20.......................................    Ba2/BBB+           521,120
         750,000    Cytec Industries, Inc., Callable, 6.50% due
                      03/15/03(s)....................................    Baa2/BBB           716,025
         192,308    Lyondell Petrochemical Corp., Tranche C, 7.22%
                      due 06/30/99(v)................................     NR/NR             184,615
         307,692    Lyondell Petrochemical Corp., Tranche D, 7.22%
                      due 06/30/00(v)................................     NR/NR             293,846
                                                                                      -------------
                                                                                          1,715,606
                                                                                      -------------

COMPUTER SOFTWARE (0.2%)
         500,000    PSINet, Inc., Series B, Callable 02/15/02, 10.00%
                      due 02/15/05...................................     B3/B-             488,750
                                                                                      -------------

DIVERSIFIED MANUFACTURING (0.2%)
         500,000    K&F Industries, Inc., Series B, Callable
                      10/15/02, 9.25% due 10/15/07...................     B3/B-             481,250
                                                                                      -------------

ELECTRIC (0.4%)
       1,000,000    Calpine Corp., 7.875% due 04/01/08(s)............    Ba2/BB-            980,000
                                                                                      -------------

ELECTRONICS (0.2%)
         355,000    Protection One Alarm Corp., Callable, (144A),
                      7.375% due 08/15/05............................    Ba1/BBB-           366,559
                                                                                      -------------

ENERGY SOURCE (0.2%)
         400,000    Cogentrix Energy, Inc., Callable, (144A), 8.75%
                      due 10/15/08...................................    Ba1/BB+            401,000
                                                                                      -------------

ENTERTAINMENT, LEISURE & MEDIA (2.2%)
         500,000    CSC Holdings, Inc., Callable 05/15/06, 10.50% due
                      05/15/16(s)....................................     B1/BB-            577,500
         750,000    Destination Film Funding Corp., Callable, (144A),
                      6.25% due 10/15/03.............................     NR/AA-            745,575
         500,000    Fox/Liberty Networks LLC, Callable 08/15/02,
                      8.875% due 08/15/07(s).........................      B1/B             485,000
         175,000    Jacor Communications Co., Callable 12/15/01,
                      9.75% due 12/15/06.............................      B2/B             191,187
         400,000    Jacor Communications Co., Series B, Callable
                      06/15/02, 8.75% due 06/15/07...................      B2/B             418,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
----------------    -------------------------------------------------  ------------   -------------
ENTERTAINMENT, LEISURE & MEDIA (CONTINUED)
$        700,000    Lamar Advertising Co., Callable 09/15/02, 8.625%
                      due 09/15/07...................................      B1/B       $     711,375
         500,000    News America Holdings, Inc., Refunding, 7.75% due
                      01/20/24.......................................   Baa3/BBB-           517,940
         400,000    Outdoor Systems, Inc., Callable 06/15/02, 8.875%
                      due 06/15/07...................................      B1/B             406,500
         400,000    Premier Parks, Inc., Callable 04/01/02, 9.25% due
                      04/01/06.......................................     B3/B-             389,000
         800,000    Premier Parks, Inc., Callable 04/01/03, 0.00% due
                      04/01/08(v)....................................     B3/B-             487,000
         200,000    Time Warner Telecom LLC, Callable 07/15/03, 9.75%
                      due 07/15/08...................................     B2/B-             200,000
                                                                                      -------------
                                                                                          5,129,077
                                                                                      -------------

FINANCIAL SERVICES (6.3%)
       1,000,000    Avalon Bay Communities, Inc., Callable, 6.50% due
                      07/15/03(s)....................................   Baa1/BBB+           996,180
       1,000,000    Avalon Bay Communities, Inc., Callable, 6.875%
                      due 12/15/07...................................   Baa1/BBB+         1,046,000
         700,000    Beneficial Corp., Series H, MTN, 6.77% due
                      08/26/04(s)....................................      A2/A             753,781
         750,000    CIT Group, Inc., 5.625% due 10/15/03.............     Aa3/A+            747,937
       1,000,000    Crescent Real Estate, 7.125% due 09/15/07........    Baa3/BB+         1,031,520
         325,000    Enterprise Rent-a-Car USA Finance Co., MTN,
                      (144A), 9.125% due 12/15/04....................    Baa2/BBB           373,162
       1,500,000    EOP Operating L.P., Callable, 6.625% due
                      02/15/05.......................................    Baa1/BBB         1,459,695
       1,500,000    ERP Operating L.P., Callable, 6.63% due
                      04/13/15(v)(s).................................    A3/BBB+          1,462,470
         750,000    Ford Holdings, Inc., 9.30% due 03/01/30..........      A1/A             992,227
         600,000    GS Escrow Co., Callable, (144A), 7.125% due
                      08/01/05.......................................    Ba1/BB+            610,116
         500,000    Health Care Property Investors, Inc., 6.50% due
                      02/15/06(s)....................................   Baa1/BBB+           516,240
         750,000    Household Finance Corp., Series E, MTN, 6.40% due
                      06/17/08.......................................      A2/A             744,870
         750,000    Legg Mason, Inc., 6.50% due 02/15/06.............    Baa2/BBB           750,000
         750,000    Provident Companies, Inc., 7.405% due
                      03/15/38(s)....................................     A3/BBB            742,807
         750,000    Prudential Insurance Co., (144A), 6.375% due
                      07/23/06.......................................     A2/A+             755,535
         750,000    Sears Roebuck Acceptance Corp., 6.75% due
                      09/15/05.......................................     A2/A-             789,660
         700,000    Sun World International, Inc., Series B, Callable
                      04/15/01, 11.25% due 04/15/04(s)...............      B2/B             732,375
         500,000    Termoemcali Funding Corp., Callable 06/15/07,
                      Sinking Fund, (144A), 10.125% due
                      12/15/14(s)....................................    NR/BBB-            325,000
                                                                                      -------------
                                                                                         14,829,575
                                                                                      -------------

FOOD, BEVERAGES & TOBACCO (0.9%)
         600,000    Aurora Foods, Inc., Series B, Callable 07/01/03,
                      8.75% due 07/01/08.............................     B1/B+             610,500
         600,000    Nash Finch Co., Series B, Callable 05/01/03,
                      8.50% due 05/01/08.............................     B1/BB+            548,250
         700,000    Smithfield Foods, Inc., (144A), 7.625% due
                      02/15/08.......................................    Ba3/BB+            673,750
         300,000    Tricon Global Restaurants, Callable, 7.45% due
                      05/15/05.......................................     Ba1/BB            313,725
                                                                                      -------------
                                                                                          2,146,225
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
----------------    -------------------------------------------------  ------------   -------------
HEALTH SERVICES (1.7%)
$        500,000    Genesis Health Ventures, Inc., Callable 06/15/00,
                      9.75% due 06/15/05.............................     B2/B-       $     459,375
         200,000    Genesis Health Ventures, Inc., Callable 10/01/01,
                      9.25% due 10/01/06.............................     B2/B-             175,750
         700,000    Mariner Post-Acute Network, Inc., Series B,
                      Callable 04/01/01, 9.50% due 04/01/06..........     B2/B-             649,250
         750,000    McKesson Corp, Callable, 6.40% due 03/01/08......     A3/A-             758,017
       1,000,000    Rural/Metro Corp., Callable 03/15/03, 7.875% due
                      03/15/08.......................................    Ba3/BB-            840,000
         300,000    Sun Healthcare Group, Inc., Callable 05/01/03,
                      (144A), 9.375% due 05/01/08....................    B2/CCC+            222,750
         300,000    Tenet Healthcare Corp., 8.00% due 01/15/05.......    Ba1/BB+            306,822
         500,000    Tenet Healthcare Corp., Callable 06/01/03,
                      (144A), 8.125% due 12/01/08....................    Ba3/BB-            494,140
                                                                                      -------------
                                                                                          3,906,104
                                                                                      -------------

MANUFACTURING (0.4%)
         400,000    Falcon Holding Group L.P., Series B, Callable
                      04/15/03, 8.375% due 04/15/10..................      B2/B             396,000
         300,000    Globe Manufacturing Corp., Callable 08/01/03,
                      (144A), 10.00% due 08/01/08....................     B2/B-             263,250
         200,000    Wheeling-Pittsburgh Corp., Callable 11/15/02,
                      9.25% due 11/15/07.............................     B2/BB-            182,000
                                                                                      -------------
                                                                                            841,250
                                                                                      -------------

MEDICAL SUPPLIES (0.5%)
         750,000    Boston Scientific Corp., 6.625% due
                      03/15/05(s)....................................    Baa2/BBB           748,620
         500,000    Sunrise Medical, Inc., 7.09% due 10/28/04(f).....     NR/NR             503,455
                                                                                      -------------
                                                                                          1,252,075
                                                                                      -------------

METALS & MINING (1.0%)
         461,539    P&L Coal Holdings Corp., (144A), 0.00% due
                      06/04/06(v)....................................     NR/NR             454,615
         400,000    P&L Coal Holdings Corp., Callable 05/15/03,
                      (144A), 9.625% due 05/15/08....................      B2/B             399,000
         600,000    Ryerson Tull, Inc., Callable, 8.50% due
                      07/15/01.......................................    Baa3/BBB           612,750
         100,000    Ryerson Tull, Inc., Callable, 9.125% due
                      07/15/06.......................................    Baa3/BBB           106,500
         200,000    WHX Corp., Callable 04/15/02, 10.50% due
                      04/15/05.......................................      B3/B             181,000
         500,000    Wyman-Gordon Co., Callable 12/15/02, 8.00% due
                      12/15/07.......................................     Ba2/BB            533,355
                                                                                      -------------
                                                                                          2,287,220
                                                                                      -------------

NATURAL GAS (1.5%)
         750,000    Ferrellgas Partners, L.P., 6.99% due
                      07/01/05(f)....................................     NR/NR             732,922
         875,000    Ferrellgas Partners, L.P., Series B, Callable
                      06/15/01, 9.375% due 06/15/06..................     B1/B+             817,031
         700,000    Tesoro Petroleum Corp., Series B, Callable
                      07/01/03, 9.00% due 07/01/08...................     B1/BB-            658,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
----------------    -------------------------------------------------  ------------   -------------
NATURAL GAS (CONTINUED)
$        500,000    Vintage Petroleum, Callable 12/15/00, 9.00% due
                      12/15/05.......................................     B1/B+       $     496,875
         750,000    Williams Companies, Inc., 6.20% due 08/01/02.....   Baa2/BBB-           773,077
                                                                                      -------------
                                                                                          3,477,905
                                                                                      -------------

OIL-PRODUCTION (1.2%)
       1,000,000    Lomak Petroleum Inc., Callable 01/15/02, 8.75%
                      due 01/15/07...................................      B1/B             898,750
         500,000    Nuevo Energy Co., Callable 04/15/01, 9.50% due
                      04/15/06.......................................     B1/B+             491,875
         750,000    Ocean Energy, Inc., Series B, Callable 07/15/02,
                      8.875% due 07/15/07(s).........................     B1/BB-            744,375
         700,000    Plains Resources, Inc., Series B, Callable
                      03/15/01, 10.25% due 03/15/06..................     B2/B-             695,625
                                                                                      -------------
                                                                                          2,830,625
                                                                                      -------------

OIL-SERVICES (0.8%)
         500,000    Lasmo (USA) Inc., 7.50% due 06/30/06(s)..........    Baa2/BBB           503,300
       1,000,000    Newpark Resources, Inc., Series B, Callable
                      12/15/02, 8.625% due 12/15/07..................     B2/B+             977,500
         459,134    Oil Purchase Co., Sinking Fund, (144A), 7.10% due
                      10/31/02(s)....................................    Baa3/BBB           390,264
                                                                                      -------------
                                                                                          1,871,064
                                                                                      -------------

PACKAGING & CONTAINERS (0.4%)
         400,000    Riverwood International Corp., Callable 08/01/02,
                      10.625% due 08/01/07...........................     B3/B-             376,000
         100,000    Stone Container Corp., Callable 02/01/99,
                      Refunding, 9.875% due 02/01/01.................      B2/B              95,500
         100,000    Stone Container Corp., Callable 10/01/99, 10.75%
                      due 10/01/02...................................     B1/B+             100,625
         500,000    Stone Container Corp., Callable 12/07/98, 12.25%
                      due 04/01/02...................................     B3/B-             460,000
                                                                                      -------------
                                                                                          1,032,125
                                                                                      -------------

PHARMACEUTICALS (0.2%)
         500,000    Pharmerica, Inc., Callable 04/01/03, 8.375% due
                      04/01/08.......................................      B2/B             426,875
                                                                                      -------------

POLLUTION CONTROL (0.3%)
         500,000    Allied Waste Industries, Inc., Callable 12/01/01,
                      0.00% due 06/01/07(v)(s).......................     B3/B+             374,375
         200,000    Allied Waste North America, Inc., Callable
                      12/01/01, 10.25% due 12/01/06(s)...............     B2/B+             217,750
                                                                                      -------------
                                                                                            592,125
                                                                                      -------------

RAILROADS (0.3%)
         750,000    Union Pacific Corp., 6.625% due 02/01/08.........   Baa3/BBB-           756,540
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
----------------    -------------------------------------------------  ------------   -------------
REAL ESTATE INVESTMENT TRUSTS (2.1%)
$      1,000,000    CarrAmerica Realty Corp., Callable, 7.375% due
                      07/01/07(s)....................................    Baa3/BBB     $     961,240
       1,000,000    Duke Realty L.P., Callable, 7.05% due
                      03/01/06(v)(s).................................    Baa2/NR          1,037,280
       1,000,000    Health Care REIT, Inc., Callable, 7.625% due
                      03/15/08(s)....................................    Ba1/BBB-         1,055,250
       1,000,000    Price Development L.P., Callable, Sinking Fund,
                      7.29% due 03/11/08(s)..........................   Baa2/BBB-           944,310
       1,000,000    Weeks Realty L.P., Callable, 6.875% due
                      03/15/05(s)....................................    Baa2/BBB           937,500
                                                                                      -------------
                                                                                          4,935,580
                                                                                      -------------

RETAIL (0.3%)
         500,000    Corning Consumer Products Co., Callable 05/01/03,
                      (144A), 9.625% due 05/01/08....................     NR/NR             390,000
         300,000    Fred Meyer, Inc., Callable, 7.45% due 03/01/08...    Ba2/BB+            314,202
                                                                                      -------------
                                                                                            704,202
                                                                                      -------------

TELECOMMUNICATIONS (2.0%)
         750,000    Adelphia Communications, Inc., (144A), 8.125% due
                      07/15/03.......................................     NR/NR             746,250
         200,000    Intermedia Communications, Inc., Series B,
                      Callable 01/15/03, 8.50% due 01/15/08..........      B2/B             188,500
         300,000    Intermedia Communications, Inc., Series B,
                      Callable 11/01/02, 8.875% due 11/01/07.........      B2/B             291,750
         700,000    Level 3 Communications, Callable 05/01/03, 9.125%
                      due 05/01/08...................................      B3/B             659,750
         250,000    McLeodUSA, Inc., Callable 03/15/03, 8.375% due
                      03/15/08.......................................     B2/B+             238,125
         250,000    McLeodUSA, Inc., Callable 07/15/02, 9.25% due
                      07/15/07.......................................     B2/B+             247,187
         325,000    McLeodUSA, Inc., Callable 11/01/03, WI, (144A),
                      9.50% due 11/01/08.............................     B2/B+             332,313
         100,000    NEXTLINK Communications, Callable 04/15/01,
                      12.50% due 04/15/06............................      B3/B             106,750
         500,000    NEXTLINK Communications, Callable 04/15/03, 0.00%
                      due 04/15/08...................................     B3/NR             275,000
         231,579    NTL, Inc., (144A), 8.688% due 01/31/99...........     NR/NR             226,947
         400,000    NTL, Inc., Callable 04/01/03, (144A), 11.50% due
                      04/01/08.......................................     B3/B-             412,000
         168,421    NTL, Inc., Tranche 2, (144A), 8.72% due
                      01/31/99(v)....................................     NR/NR             165,053
         325,000    Qwest Communications International, Inc.,
                      Callable 10/15/02, 0.00% due 10/15/07..........    Ba1/BB+            245,781
         150,000    Qwest Communications International, Inc., Series
                      B, Callable 04/01/02, 10.875% due 04/01/07.....    Ba1/BB+            173,438
         400,000    RCN Corp., Callable 02/15/03, 0.00% due
                      02/15/08(v)....................................     B3/NR             191,500
         250,000    RCN Corp., Callable 10/15/02, 10.00% due
                      10/15/07.......................................     B3/NR             220,625
                                                                                      -------------
                                                                                          4,720,969
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
----------------    -------------------------------------------------  ------------   -------------
TELEPHONE (0.5%)
$        300,000    ITC Deltacom, Inc., Callable 03/01/03, 8.875% due
                      03/01/08.......................................      B2/B       $     285,000
         200,000    ITC Deltacom, Inc., Callable 11/15/03, (144A),
                      9.75% due 11/15/08.............................      B2/B             200,000
         750,000    MCI Worldcom, Inc., Callable, 6.25% due
                      08/15/03.......................................   Baa2/BBB+           776,835
                                                                                      -------------
                                                                                          1,261,835
                                                                                      -------------

TRANSPORTATION (0.3%)
         750,000    Atlantic Express Transportation Corp., Callable
                      02/01/01, 10.75% due 02/01/04(s)...............      B2/B             765,000
                                                                                      -------------

UTILITIES (1.1%)
         345,000    Calenergy Co., Callable, 7.52% due 09/15/08......    Ba1/BB+            355,233
         750,000    Connecticut Light & Power, (144A), 8.59% due
                      06/05/03.......................................     NR/NR             780,000
         750,000    Kincaid Generation LLC, Sinking Fund, (144A),
                      7.33% due 06/15/20(s)..........................   Baa3/BBB-           758,498
         750,000    Texas Utilities Co., Callable, 5.94% due
                      10/15/01(v)....................................    Baa3/BBB           749,963
                                                                                      -------------
                                                                                          2,643,694
                                                                                      -------------
                        TOTAL CORPORATE OBLIGATIONS (COST
                          $72,473,766)...............................                    70,888,945
                                                                                      -------------

FOREIGN CORPORATE OBLIGATIONS (6.4%)
AUSTRALIA (0.4%)
BANKING
         500,000    National Australia Bank Ltd., 6.60% due
                      12/10/07.......................................     A1/AA-            505,180
                                                                                      -------------

FINANCIAL SERVICES
         450,000    St. George Funding Co., Callable 06/30/07,
                      (144A), 8.485% due 12/31/49(v).................   Baa1/BBB+           382,500
                                                                                      -------------
                                                                                            887,680
                                                                                      -------------

BERMUDA (0.4%)
TELEPHONE
       1,000,000    Flag Ltd., Callable 01/30/03, 8.25% due
                      01/30/08(s)....................................     Ba3/B+            912,500
                                                                                      -------------

CANADA (2.2%)
FOOD, BEVERAGES & TOBACCO
         400,000    Cott Corp., Callable 07/01/00, 8.50% due
                      05/01/07.......................................     Ba3/B+            373,000
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
----------------    -------------------------------------------------  ------------   -------------
OIL PRODUCTION
$        750,000    Canadian Occidental Petroleum, Callable, 7.40%
                      due 05/01/28(s)................................    Baa2/BBB     $     700,635
       1,000,000    Gulf Canada Resources Ltd., 8.25% due 03/15/17...    Ba1/BB+            951,160
                                                                                      -------------
                                                                                          1,651,795
                                                                                      -------------

TELECOMMUNICATIONS
         565,000    Clearnet Communications, Inc., Callable 12/15/00,
                      0.00% due 12/15/05(v)..........................     B3/NR             456,944
         500,000    Rogers Cablesystems Ltd., Callable 12/01/02,
                      10.00% due 12/01/07............................    Ba3/BB+            543,750
                                                                                      -------------
                                                                                          1,000,694
                                                                                      -------------

TELECOMMUNICATION EQUIPMENT
         250,000    Rogers Cantel, Inc., Callable 10/01/02, 8.30% due
                      10/01/07.......................................    Ba3/BB+            234,688
                                                                                      -------------

TELEPHONE
         600,000    Call-Net Enterprises, Inc., Callable 08/15/02,
                      0.00% due 08/15/07(v)..........................     B1/BB-            378,000
         610,000    Microcell Telecommunications, Inc., Series B,
                      Callable 12/01/01, 0.00% due 06/01/06(v).......     B3/NR             399,550
                                                                                      -------------
                                                                                            777,550
                                                                                      -------------

TRANSPORT & SERVICES
         500,000    Laidlaw, Inc., Putable, 6.72% due 10/01/27(s)....   Baa3/BBB+           520,125
         700,000    Teekay Shipping Corp., Sinking Fund, 8.32% due
                      02/01/08(s)....................................    Ba2/BB+            674,625
                                                                                      -------------
                                                                                          1,194,750
                                                                                      -------------
                                                                                          5,232,477
                                                                                      -------------

GERMANY (0.5%)
BANKING
  DEM  2,000,000    Kredit Fuer Wiederaufbau, 5.00% due 01/04/09.....     NR/NR           1,258,169
                                                                                      -------------

MEXICO (0.7%)
BANKING
         200,000    Banco Nacional, 9.625% due 11/15/03..............     Ba2/BB            172,000
         150,000    Bancomext Trust Division, (144A), 11.25% due
                      05/30/06.......................................     Ba2/BB            142,500
         700,000    Banobras Export Finance Corp., 9.625% due
                      11/15/03.......................................     Ba2/BB            602,000
                                                                                      -------------
                                                                                            916,500
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
----------------    -------------------------------------------------  ------------   -------------
METALS & MINING
$        750,000    Industrias Penoles, S.A. de C.V., 8.39% due
                      06/25/12(f)....................................     NR/NR       $     639,630
                                                                                      -------------
                                                                                          1,556,130
                                                                                      -------------

QATAR (0.1%)
NATURAL GAS
         410,000    Ras Laffan Liquefied Natural Gas, Callable,
                      Sinking Fund, (144A), 8.294% due 03/15/14......   Baa2/BBB+           305,360
                                                                                      -------------

PHILIPPINES (0.0%)
WATER
         100,000    Ce Casecnan Water & Energy, Inc., Series B,
                      Callable, Sinking Fund, (144A), 11.95% due
                      11/15/10.......................................    Ba2/BB+             82,390
                                                                                      -------------

RUSSIA (0.0%)
TELEPHONE
         200,000    AO Rostelecom Loan Participation, 9.094% due
                      02/15/00(v)(s).................................     NR/NR              30,000
                                                                                      -------------

SOUTH KOREA (0.5%)
BANKING
         350,000    Export-Import Bank Korea, 7.10% due 03/15/07.....    Ba2/BB+            300,311
         500,000    Korea Development Bank, 9.80% due 06/16/03(v)....    Ba2/BB+            435,000
         400,000    Korea Development Bank, Refunding, 7.90% due
                      02/01/02.......................................    Ba2/BB+            355,424
                                                                                      -------------
                                                                                          1,090,735
                                                                                      -------------

SWEDEN (0.3%)
TRANSPORTATION
         800,000    Stena AB, Callable 06/15/02, 8.75% due
                      06/15/07.......................................     Ba2/BB            750,000
                                                                                      -------------

TURKEY (0.2%)
FINANCIAL SERVICES
         600,000    Sultan Ltd., 8.75% due 06/11/99(v)(s)............     NR/NR             535,500
                                                                                      -------------

UNITED KINGDOM (1.1%)
ELECTRIC
         750,000    United Utilities PLC, Callable, 6.25% due
                      08/15/05.......................................     A2/A+             762,120
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
----------------    -------------------------------------------------  ------------   -------------
TELECOMMUNICATIONS
$        335,000    Ionica PLC, Callable 5/01/02, 0.00% due
                      05/01/07(v)....................................     Ca/NR       $       1,675
                                                                                      -------------

TELEPHONE
         500,000    Cable & Wireless Communications, PLC, Callable,
                      6.375% due 03/06/03............................    Baa1/A-            509,205
         750,000    Orange PLC, Callable 08/01/03, 8.00% due
                      08/01/08.......................................     Ba3/B+            736,875
                                                                                      -------------
                                                                                          1,246,080
                                                                                      -------------

WATER
         500,000    Anglian Water, Series B, 6.84% due 01/15/13(f)...     NR/NR             524,370
                                                                                      -------------
                                                                                          2,534,245
                                                                                      -------------
                        TOTAL FOREIGN CORPORATE OBLIGATIONS (COST
                          $16,256,445)...............................                    15,175,186
                                                                                      -------------

FOREIGN GOVERNMENT OBLIGATIONS (12.5%)
CANADA (0.6%)
  CAD  2,130,000    Government of Canada, 6.00% due 06/01/08.........    Aa1/AAA          1,472,364
                                                                                      -------------

DENMARK (0.9%)
  DKK 11,950,000    Kingdom of Denmark, 6.00% due 11/15/02...........    Aaa/AAA          2,022,183
                                                                                      -------------

FRANCE (4.3%)
  FRF 10,300,000    BTAN, Two-Year French Treasury Bill, 4.00% due
                      01/12/00.......................................     NR/NR           1,866,349
  FRF 12,600,000    BTAN, Five-Year French Treasury Bill, 4.75% due
                      03/12/02.......................................     NR/NR           2,349,430
                    Government of France
  FRF 10,190,000      5.50% due 04/25/07.............................     NR/NR           2,002,837
  FRF  2,540,000      6.00% due 10/25/25.............................     Aaa/NR            511,942
  FRF  6,150,000      7.50% due 04/25/05.............................     Aaa/NR          1,332,511
  FRF  9,050,000      8.50% due 04/25/03.............................     Aaa/NR          1,946,192
                                                                                      -------------
                                                                                         10,009,261
                                                                                      -------------

GERMANY (3.8%)
                    Federal Republic of Germany
  DEM  3,380,000      5.00% due 05/21/01.............................     Aaa/NR          2,121,254
  DEM  2,940,000      5.75% due 08/22/00.............................     Aaa/NR          1,847,777
  DEM  1,834,000      Series 94, 6.25% due 01/04/24..................     Aaa/NR          1,274,582
  DEM  2,050,000      Series 97, 6.00% due 01/04/07..................     Aaa/NR          1,389,420
   DEM   640,000      Series 98, 5.25% due 01/04/08..................     Aaa/NR            418,042
  DEM  2,900,000      Series 115, 5.875% due 05/15/00................     Aaa/NR          1,815,108
                                                                                      -------------
                                                                                          8,866,183
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
----------------    -------------------------------------------------  ------------   -------------
NETHERLANDS (1.5%)
                    Government of the Netherlands
  NLG  3,160,000      5.25% due 07/15/08.............................    Aaa/AAA      $   1,831,526
  NLG  2,700,000      8.25% due 06/15/02.............................    Aaa/AAA          1,665,383
                                                                                      -------------
                                                                                          3,496,909
                                                                                      -------------

UNITED KINGDOM (1.4%)
                    Treasury Gilt
  GBP  1,060,000      6.25% due 11/25/10.............................     Aaa/NR          1,963,351
  GBP    625,000      7.50% due 12/07/06.............................     Aaa/NR          1,207,877
                                                                                      -------------
                                                                                          3,171,228
                                                                                      -------------
                        TOTAL FOREIGN GOVERNMENT OBLIGATIONS (COST
                          $26,740,885)...............................                    29,038,128
                                                                                      -------------

FOREIGN GOVERNMENT AGENCIES (0.5%)
BRAZIL (0.2%)
         560,000    Banco Nacional de Desen Econo, 10.30% due
                      06/16/08(s)....................................     NR/NR             386,400
                                                                                      -------------

MEXICO (0.3%)
         100,000    Petroleos Mexicanos, 8.85% due 09/15/07..........     Ba2/BB             84,000
         745,000    Petroleos Mexicanos, Callable 07/15/99, (144A),
                      11.137% due 07/15/05(v)........................     Ba2/BB            650,013
                                                                                      -------------
                                                                                            734,013
                                                                                      -------------
                        TOTAL FOREIGN GOVERNMENT AGENCIES (COST
                          $1,245,829)................................                     1,120,413
                                                                                      -------------

PRIVATE PLACEMENT (7.7%)
NATURAL GAS (0.2%)
         500,000    Great Lake Gas Transmission, 6.73% due
                      03/25/18(f)....................................     NR/NR             507,360
                                                                                      -------------

OIL-PRODUCTION (0.2%)
         500,000    Amerada Hess Corp., WI, 6.14% due 09/15/13(f)....     NR/NR             479,345
                                                                                      -------------

REAL ESTATE (7.3%)
       3,000,000    127-129-131 West 96th St. Corp. (1st Mortage
                      Agreement on Cooperative Building in New York
                      City), WI, 6.85% due 10/01/18(f)...............     NR/NR           3,100,830
         625,000    155th St., Howard Beach, New York, WI, 6.875% due
                      11/01/13(f)....................................                       642,425
       1,596,902    270 Fifth Ave. (1st Mortage Agreement on
                      Cooperative Building in Brookyln, New York),
                      WI, 6.93% due 08/01/18(f)......................     NR/NR           1,661,082
         495,528    31-33 Mercer Street (1st Mortgage Agreement on
                      Cooperative Building in New York City), 7.49%
                      due 04/01/23(f)................................     NR/NR             536,131

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
----------------    -------------------------------------------------  ------------   -------------
REAL ESTATE (CONTINUED)
$        632,397    3512 Oxford Avenue (1st Mortgage Agreement on
                      Cooperative Building in Riverdale, New York),
                      8.45% due 06/01/17(f)..........................     NR/NR       $     727,757
         632,502    3810 Greystone Avenue (1st Mortgage Agreement on
                      Cooperative Building in Riverdale, New York),
                      8.50% due 06/01/17(f)..........................     NR/NR             722,305
         813,326    421 West 57th Street (1st Mortgage Agreement on
                      Cooperative Building in New York City), 8.98%
                      due 07/01/22(f)................................     NR/NR             971,168
         500,000    482 East 9th Street, Kensington Gardens Corp.
                      (1st Mortgage Agreement on Cooperative Building
                      in New York City), WI, 6.85% due 11/01/18(f)...     NR/NR             512,675
         750,000    LD Fashion Holdings Corp., 7.13% due
                      05/01/05(f)....................................     NR/NR             744,870
       1,646,806    PC Bel Clare Estates, 33 Claroma St. St. Joseph
                      Township, Minnesota, 6.805% due 08/01/18(f)....     NR/NR           1,677,107
       1,400,000    PC Northstar Terrace, 3740 North Romero Rd.,
                      Arizona, 8.075% due 11/01/05(f)................     NR/NR           1,389,976
       1,650,000    PC Shangri-La, 3526 North Cascacle Ave., Colorado
                      Springs, Colorado, WI, 6.52% due 10/01/08(f)...     NR/NR           1,646,832
       1,325,000    PC Three Lakes Estates, 2151 Three Lakes Road,
                      Albany, Oregon, 6.056% due 10/01/13(f).........     NR/NR           1,263,427
       1,469,564    Walgreen-Dal, 7.625% due 11/15/13(f).............     NR/NR           1,519,073
                                                                                      -------------
                                                                                         17,115,658
                                                                                      -------------
                        TOTAL PRIVATE PLACEMENT (COST $17,519,786)...                    18,102,363
                                                                                      -------------

SOVEREIGN BONDS (3.4%)
ARGENTINA (0.7%)
         540,098    Republic of Argentina-Bocon, Series PRE2,
                      Callable 08/12/98, 5.635% due 04/01/01(v)......    Ba3/BBB-           485,778
         230,300    Republic of Argentina Bearer, Callable 09/30/98,
                      Sinking Fund, 6.625% due 03/31/05(v)...........     Ba3/BB            191,149
         200,000    Republic of Argentina Discount Bonds, Series
                      L-GL, Callable 05/28/99, 6.625% due
                      03/31/23(v)....................................     Ba3/BB            132,000
         250,000    Republic of Argentina Global Bonds, 9.75% due
                      09/19/27.......................................     Ba3/BB            217,500
         250,000    Republic of Argentina Global Bonds, Series BGL3,
                      9.25% due 02/23/01.............................     Ba3/BB            244,688
         390,000    Republic of Argentina Global Bonds, Series BGL5,
                      11.375% due 01/30/17(s)........................     Ba3/BB            374,400
                                                                                      -------------
                                                                                          1,645,515
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
----------------    -------------------------------------------------  ------------   -------------
BRAZIL (0.2%)
$         58,881    Republic of Brazil C Bonds, Series 20 Year,
                      Callable 04/15/99, Sinking Fund, 8.00% due
                      04/15/14(v)....................................     B2/BB-      $      36,580
         100,000    Republic of Brazil Global Bonds, 10.125% due
                      05/15/27.......................................     B2/BB-             68,800
         700,000    Republic of Brazil NMB-1994L Bearer, Callable
                      10/15/98, Sinking Fund, 6.688% due
                      04/15/09(v)....................................     B1/BB-            390,250
                                                                                      -------------
                                                                                            495,630
                                                                                      -------------

BULGARIA (0.4%)
         540,000    Republic of Bulgaria IAB PDI Bonds, Callable
                      01/28/99, Sinking Fund, 6.563% due
                      07/28/11(v)....................................     B2/NR             356,400
         850,000    Republic of Bulgaria, Series B, Callable
                      01/28/99, 7.063% due 07/28/24(v)...............     B2/NR             592,875
                                                                                      -------------
                                                                                            949,275
                                                                                      -------------

COLOMBIA (0.3%)
         150,000    Republic of Columbia, 7.625% due 02/15/07........   Baa3/BBB-           114,000
         100,000    Republic of Columbia, 8.375% due 02/15/27........   Baa3/BBB-            72,000
         200,000    Republic of Columbia, (144A), 7.27% due
                      06/15/03.......................................   Baa3/BBB-           160,000
         475,000    Republic of Columbia, Callable 08/13/00, 8.82%
                      due 08/13/05(v)(s).............................   Baa3/BBB-           406,125
                                                                                      -------------
                                                                                            752,125
                                                                                      -------------

MEXICO (0.7%)
         250,000    United Mexican States Discount Bonds, Series D,
                      Callable 06/04/99, 6.60% due 12/31/19(v).......     Ba2/BB            195,938
         450,000    United Mexican States Global Bonds, 9.875% due
                      01/15/07(s)....................................     Ba2/BB            425,250
         100,000    United Mexican States Global Bonds, 11.375% due
                      09/15/16.......................................     Ba2/BB             99,000
         460,000    United Mexican States Global Bonds, 11.50% due
                      05/15/26(s)....................................     Ba2/BB            473,800
         550,000    United Mexican States Par Bonds, Callable, 6.25%
                      due 12/31/19...................................     Ba2/BB            413,875
                                                                                      -------------
                                                                                          1,607,863
                                                                                      -------------

PANAMA (0.2%)
         300,000    Republic of Panama, 8.25% due 04/22/08(s)........    Ba1/BB+            264,000
         369,131    Republic of Panama PDI, Sinking Fund, 6.687% due
                      07/17/16(v)....................................    Ba1/BB+            273,157
                                                                                      -------------
                                                                                            537,157
                                                                                      -------------

PHILIPPINES (0.1%)
         200,000    Republic of Philippines, 8.875% due 04/15/08.....    Ba1/BB+            182,000
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                       MOODY'S/S&P
   PRINCIPAL                                                              RATING
   AMOUNT{::}                     SECURITY DESCRIPTION                 (UNAUDITED)        VALUE
----------------    -------------------------------------------------  ------------   -------------
POLAND (0.2%)
$        400,000    Republic of Poland Bearer PDI, Callable 04/27/99,
                      Sinking Fund, 4.00% due 10/27/14...............   Baa3/BBB-     $     362,000
                                                                                      -------------

SOUTH KOREA (0.5%)
         100,000    Republic of Korea, 8.75% due 04/15/03............    Ba1/BB+             95,250
       1,155,000    Republic of Korea, 8.875% due 04/15/08...........    Ba1/BB+          1,062,600
                                                                                      -------------
                                                                                          1,157,850
                                                                                      -------------

URUGUAY (0.1%)
         250,000    Banco Central Del Uruguay, Callable 01/02/99,
                      6.75% due 02/19/21.............................   Baa3/BBB-           215,000
                                                                                      -------------
                        TOTAL SOVEREIGN BONDS (COST $7,538,355)......                     7,904,415
                                                                                      -------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (21.2%)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (9.3%)
         874,623    7.50% due 05/01/27...............................                       896,340
      11,230,000    Buy Committment, November Settlement, 6.00% due
                      08/01/28.......................................                    11,096,640
       6,635,000    Buy Committment, November Settlement, 6.50% due
                      09/01/28.......................................                     6,686,836
       2,970,000    Buy Committment, November Settlement, 6.50% due
                      12/01/13.......................................                     3,013,622
                                                                                      -------------
                                                                                         21,693,438
                                                                                      -------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (11.9%)
      23,722,298    7.00% due 11/15/25--09/15/29.....................                    24,291,843
       3,470,000    Buy Committment, November Settlement, 7.00% due
                      12/01/28.......................................                     3,528,296
                                                                                      -------------
                                                                                         27,820,139
                                                                                      -------------
                        TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                          (COST $49,220,053).........................                    49,513,577
                                                                                      -------------

U.S. TREASURY OBLIGATIONS (5.2%)
U.S. TREASURY BONDS (1.1%)
       2,110,000    5.50% due 08/15/28(s)............................                     2,220,353
         220,000    6.75% due 08/15/26...............................                       264,130
                                                                                      -------------
                                                                                          2,484,483
                                                                                      -------------

U.S. TREASURY NOTES (4.1%)
         260,000    5.50% due 02/15/08(s)............................                       277,745
       6,560,000    5.625% due 05/15/08(s)...........................                     7,064,792
         350,000    5.75% due 12/31/98(s)............................                       350,809
         250,000    6.00% due 06/30/99(s)............................                       252,510
                                                                                      -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

   PRINCIPAL
   AMOUNT{::}                           SECURITY DESCRIPTION                             VALUE
---------------- ------------------------------------------------------------------  -------------
U.S. TREASURY NOTES (CONTINUED)
$      1,400,000 6.25% due 02/28/02(s).............................................  $   1,479,226
         200,000 6.88% due 05/15/06................................................        228,980
                                                                                     -------------
                                                                                         9,654,062
                                                                                     -------------

U.S. TREASURY STRIPS (0.0%)
         250,000 PO, 0.00% due 11/15/21............................................         69,580
                                                                                     -------------
                     TOTAL U.S. TREASURY OBLIGATIONS (COST $12,038,383)............     12,208,125
                                                                                     -------------

PREFERRED STOCKS (0.0%)
FINANCIAL SERVICES (0.0%)

                                                                      MOODY'S/S&P
                                                                         RATING
    SHARES                                                            (UNAUDITED)
---------------                                                       ------------
          1,500    SPG Properties, Inc., Callable 09/30/07, 7.89%(v)
                     (cost $73,874).................................    Baa2/BBB            67,313
                                                                                     -------------

   PRINCIPAL
   AMOUNT{::}
----------------
SHORT-TERM INVESTMENTS (14.6%)
TIME DEPOSITS (2.6%)
       6,000,000 State Street Bank & Trust Co. London, 5.60% due 11/07/98..........      6,000,000
                                                                                     -------------

REPURCHASE AGREEMENT (12.0%)
      28,038,000 State Street Bank and Trust Co., 4.25% dated 10/30/98 due
                   11/02/98, proceeds $28,047,930 (collateralized by $250,000 U.S.
                   Treasury Notes, 9.125% due 05/15/18, valued at $374,672,
                   $3,340,000 U.S. Treasury Notes, 5.250% due 01/31/01, valued at
                   $3,454,859, $7,280,000 U.S. Treasury Notes, 5.875% due 08/31/99,
                   valued at 7,434,700, $8,275,000 U.S. Treasury Notes, 8.750% due
                   05/15/17, valued at $11,926,343, $1,000,000 U.S. Treasury Notes,
                   6.250% due 10/31/01, valued at $1,086,393, $4,170,000 U.S.
                   Treasury Notes, 6.750% due 05/31/99, valued at 4,339,673).......     28,038,000
                                                                                     -------------
                     TOTAL SHORT-TERM INVESTMENTS (COST $34,038,000)...............     34,038,000
                                                                                     -------------
                 TOTAL INVESTMENTS (COST $259,964,206) (110.7%)....................    259,094,340
                 LIABILITIES IN EXCESS OF OTHER ASSETS (-10.7%)....................    (24,940,340)
                                                                                     -------------
                 NET ASSETS (100.0%)...............................................  $ 234,154,000
                                                                                     -------------
                                                                                     -------------

------------------------------
Note: Based on the cost of investments of $260,382,516 for federal income tax purposes at October 31, 1998, the aggregate gross unrealized appreciation and depreciation was $4,863,290 and $6,151,466, respectively, resulting in net unrealized depreciation of $1,288,176.

(f) Fair valued security. Approximately 8% of the market value of the securities have been valued at fair value. (See Note 1a)

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

(s) Security is fully or partially segregated with custodian as collateral for when-issued securities and for futures contracts or with broker as initial margin for futures contracts. $79,494,049 of the market value has been segregated.

(v) Rate shown reflects current rate on variable or floating rate instrument or instrument with step coupon rate.

{::} Denominated in USD unless otherwise indicated.

144A -- Securities restricted for resale to Qualified Institutional Buyers.

C -- Capitalization.

CAD -- Canadian Dollar.

CSTR -- Collateral Strip Rate.

DEM -- German Mark.

DKK -- Danish Krone.

FRF -- French Franc.

GBP -- British Pound.

IAB -- Interest in Arrears Bond.

IO -- Interest Only.

MTN -- Medium Term Note.

NLG -- Netherlands Guilder.

NTL -- Notional Principal.

NR -- Not Rated.

PDI -- Past Due Interest.

PO -- Principal Only.

Pre-refunded -- Bonds for which the issuer of the bond invests the proceeds from a subsequent bond issuance in treasury securities, whose maturity coincides with the first call date of the first bond.

Refunding -- Bonds for which the issuer has issued new bonds and cancelled the old issue.

REMIC -- Real Estate Mortgage Investment Conduit.

WI -- When and if issued securities.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $231,926,206)           $231,056,340
Repurchase Agreements (Cost $28,038,000)             28,038,000
Cash                                                      3,681
Receivable for Investments Sold                      14,113,406
Interest Receivable                                   3,437,131
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                  2,288,331
Variation Margin Receivable                              19,325
Deferred Organization Expenses                           16,421
Prepaid Trustees' Fees                                      522
Prepaid Expenses and Other Assets                         1,934
                                                   ------------
    Total Assets                                    278,975,091
                                                   ------------
LIABILITIES
Payable for Investments Purchased                    39,136,270
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                  4,425,386
Payable to Custodian                                  1,094,035
Advisory Fee Payable                                     94,033
Administrative Services Fee Payable                       5,889
Administration Fee Payable                                  539
Fund Services Fee Payable                                   219
Accrued Expenses                                         64,720
                                                   ------------
    Total Liabilities                                44,821,091
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $234,154,000
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest Income (Net of Foreign Withholding Tax
  of $2,866)                                                     $14,236,332
EXPENSES
Advisory Fee                                       $   887,960
Custodian Fees and Expenses                            201,497
Professional Fees and Expenses                          68,497
Administrative Services Fee                             57,247
Fund Services Fee                                        5,766
Amortization of Organization Expenses                    4,865
Administration Fee                                       2,695
Trustees' Fees and Expenses                              1,997
Miscellaneous                                            7,551
                                                   -----------
    Total Expenses                                                 1,238,075
                                                                 -----------
NET INVESTMENT INCOME                                             12,998,257
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                           (9,118,800)
  Futures Contracts                                    (85,811)
  Foreign Currency Contracts and Transactions          467,554
                                                   -----------
    Net Realized Loss                                             (8,737,057)
NET CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF
  Investments                                       (1,106,192)
  Futures Contracts                                    106,440
  Foreign Currency Contracts and Translations       (2,001,400)
                                                   -----------
    Net Change in Unrealized Depreciation                         (3,001,152)
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $ 1,260,048
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                        MARCH 17, 1997
                                                    FOR THE FISCAL     (COMMENCEMENT OF
                                                      YEAR ENDED      OPERATIONS) THROUGH
                                                   OCTOBER 31, 1998    OCTOBER 31, 1997
                                                   ----------------   -------------------
INCREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $    12,998,257    $        3,355,461
Net Realized Gain (Loss) on Investments, Futures
  and Foreign Currency Contracts and Transactions       (8,737,057)              566,692
Net Change in Unrealized Appreciation
  (Depreciation) of Investments, Futures and
  Foreign Currency Contracts and Translations           (3,001,152)                2,143
                                                   ----------------   -------------------
    Net Increase in Net Assets Resulting from
      Operations                                         1,260,048             3,924,296
                                                   ----------------   -------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          199,905,113           102,199,631
Withdrawals                                            (67,392,063)           (5,843,035)
                                                   ----------------   -------------------
    Net Increase from Investors' Transactions          132,513,050            96,356,596
                                                   ----------------   -------------------
    Total Increase in Net Assets                       133,773,098           100,280,892
NET ASSETS
Beginning of Period                                    100,380,902               100,010
                                                   ----------------   -------------------
End of Period                                      $   234,154,000    $      100,380,902
                                                   ----------------   -------------------
                                                   ----------------   -------------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                        FOR THE PERIOD
                                                                        MARCH 17, 1997
                                                    FOR THE FISCAL     (COMMENCEMENT OF
                                                      YEAR ENDED      OPERATIONS) THROUGH
                                                   OCTOBER 31, 1998    OCTOBER 31, 1997
                                                   ----------------   -------------------
RATIOS TO AVERAGE NET ASSETS
  Expenses                                                    0.63%                 0.65%(a)
  Net Investment Income                                       6.59%                 7.09%(a)
  Expenses without Reimbursement                              0.63%                 0.80%(a)
Portfolio Turnover                                             368%                  212%(b)

------------------------
(a) Annualized.

(b) Not Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Global Strategic Income Portfolio (the "portfolio") is one of two subtrusts (portfolios) comprising Series Portfolio II. Series Portfolio II is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on January 9, 1997. The portfolio commenced operations on March 17, 1997 and received a contribution of certain assets and liabilities including securities, with a value of $41,072,730 on that date from the J.P. Morgan Institutional Global Strategic Income Fund (formerly The JPM Institutional Global Strategic Income Fund) in exchange for a beneficial interest in the portfolio. The portfolio's investment objective is to provide a high total return from a portfolio of fixed income securities of foreign and domestic issuers. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in emerging and international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in emerging market and foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt, asset-backed and mortgage securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region. The value of asset-backed and mortgage securities can be significantly affected by changes in interest rates or rapid principal payments including pre-payments.

A percentage (8% at October 31, 1998) of the investments of the portfolio may be highly illiquid, and there can be no assurance that the portfolio will be able to realize such investments in a timely manner.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for each security. The value of such security will be based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

      The portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the portfolio. It is the policy of the portfolio to value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to the repurchase price plus accrued interest. In the event of default of the obligation to repurchase, the portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade date basis. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At October 31, 1998, the portfolio had open forward foreign currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE       10/31/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
Australian Dollar 1,301,925, expiring 12/18/98...  $   800,098   $   810,753   $      10,655
British Pound 168,439 for DEM 492,564, expiring
 12/18/98........................................      298,105       281,383         (16,722)
British Pound 1,752,664 for FRF 16,716,913,
 expiring 12/18/98...............................    3,015,513     2,927,880         (87,633)

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
PURCHASE CONTRACTS                                    VALUE       10/31/98     (DEPRECIATION)
-------------------------------------------------  -----------   -----------   --------------
Canadian Dollar 4,784,775, expiring 12/18/98.....  $ 3,217,716   $ 3,093,150   $    (124,566)
Danish Krone 10,104,790, expiring 12/18/98.......    1,626,054     1,606,678         (19,376)
French Franc 50,437,363, expiring 12/18/98.......    8,620,616     9,098,242         477,626
French Franc 20,056,581 for NLG 6,736,953,
 expiring 12/18/98...............................    3,617,311     3,617,946             635
French Franc 4,464,252 for DEM 1,331,539,
 expiring 12/18/98...............................      805,862       805,293            (569)
German Mark 25,634,190, expiring 12/18/98........   14,984,054    15,514,087         530,033
German Mark 478,506, expiring 02/09/99...........      297,782       290,208          (7,574)
German Mark 217,903, expiring 03/09/99...........      130,920       132,280           1,360
German Mark 550,995 for GBP 191,761, expiring
 12/18/98........................................      320,342       333,469          13,127
German Mark 154,333 for DKK 590,245, expiring
 12/18/98........................................       93,850        93,404            (446)
German Mark 317,000 for FRF 1,063,283, expiring
 12/18/98........................................      191,802       191,852              50
Italian Lira 2,543,785,148, expiring 12/18/98....    1,532,271     1,554,371          22,100
Japanese Yen 402,647,563, expiring 12/18/98......    2,883,981     3,479,879         595,898
Japanese Yen 28,257,528 for GBP 123,000, expiring
 12/18/98........................................      205,475       244,215          38,740
Japanese Yen 148,804,636 for CAD 1,608,351,
 expiring 12/18/98...............................    1,039,736     1,286,043         246,307
Japanese Yen 325,713,070 for DEM 4,302,683,
 expiring 12/18/98...............................    2,604,030     2,814,973         210,943

                                                   SETTLEMENT
SALES CONTRACTS                                       VALUE
-------------------------------------------------  -----------
Australian Dollar 1,301,925, expiring 12/18/98...      792,124       810,754         (18,630)
British Pound 3,624,339, expiring 12/18/98.......    6,045,202     6,054,571          (9,369)
Canadian Dollar 5,555,315, expiring 12/18/98.....    3,671,588     3,591,294          80,294
Danish Krone 22,666,300, expiring 12/18/98.......    3,344,227     3,603,979        (259,752)
French Franc 113,757,244, expiring 12/18/98......   19,219,688    20,520,323      (1,300,635)
German Mark 33,775,208, expiring 12/18/98........   20,377,185    21,651,540      (1,274,355)
German Mark 478,506, expiring 02/09/99...........      271,755       290,209         (18,454)
German Mark 217,903, expiring 03/09/99...........      123,915       132,280          (8,365)
Italian Lira 2,543,785,148, expiring 12/18/98....    1,443,405     1,554,371        (110,966)
Japanese Yen 903,968,449, expiring 12/18/98......    6,705,131     7,812,542      (1,107,411)
                                                                               --------------
NET UNREALIZED DEPRECIATION ON FORWARD FOREIGN
 CURRENCY CONTRACTS..............................                              $  (2,137,055)
                                                                               --------------
                                                                               --------------

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

   e) Futures -- A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place will be fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation of movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. At October 31, 1998, the portfolio had open futures contracts as follows:

                                                                    NET UNREALIZED
                                                                    APPRECIATION/    PRINCIPAL AMOUNT
                                                   CONTRACTS LONG   (DEPRECIATION)     OF CONTRACTS
                                                   --------------   --------------   ----------------
U.S. Long Bond, expiring December 1998...........             55    $     (48,455)   $     7,138,299
U.S. Five Year Note, expiring December 1998......             76          121,044          8,591,644
U.S. Ten Year Note, expiring December 1998.......             18           21,079          2,144,545
                                                   --------------   --------------   ----------------
Totals...........................................            149    $      93,668    $    17,874,488
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

                                                                     NET UNREALIZED   PRINCIPAL AMOUNT
                                                   CONTRACTS SHORT    DEPRECIATION      OF CONTRACTS
                                                   ---------------   --------------   ----------------
U.S. Long Bond, expiring December 1998...........              29    $     (95,330)   $     3,642,951
U.S. Ten Year Note, expiring December 1998.......             133          (41,986)        15,959,576
                                                   ---------------   --------------   ----------------
Totals...........................................             162    $    (137,316)   $    19,602,527
                                                   ---------------   --------------   ----------------
                                                   ---------------   --------------   ----------------

   f) The portfolio may engage in swap transactions, specifically interest rate, currency, index and total return swaps. The portfolio will use these transactions to preserve a return or spread on a particular investment or portion of its investments, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible. An interest rate swap is an agreement between two parties to exchange interest payments on a specified amount ("the notional amount") for a specified period. If a swap agreement provides for payments in

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------
      different currencies, the parties might agree to exchange the notional amount as well. Risks associated with swap transactions include the ability of counterparties to meet the terms of their contracts, and the amount of the portfolio's potential gain or loss on swap transaction is not subject to any fixed limit.

   g) The portfolio may enter into commitments to buy and sell investments to settle on future dates as part of its normal investment activities. These commitments are reported at market value in the financial statements. Credit risk exists on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the security were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

   h) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign witholding taxes at various rates.

   i) The portfolio incurred organization expenses in the amount of $23,505. These costs were deferred and are being amortized on a straight-line basis over a five-year period from the commencement of operations of the portfolio.

   j) Expenses incurred by Series Portfolio II with respect to any two or more portfolios in Series Portfolio II are allocated in proportion to the net assets of each portfolio in Series Portfolio II, except where allocations of direct expenses to each portfolio can otherwise to be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 28, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.45% of the portfolio's average daily net assets. Effective October 28, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management, Inc. ("JPMIM"), an affiliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement remain the same. For the fiscal year ended October 31, 1998, such fees amounted to $887,960.

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operations of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------
      amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1998, the fee for these services amounted to $2,695.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and certain other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services and J.P. Morgan Series Trust. For the fiscal year ended October 31, 1998, the fee for these services amounted to $57,247.

      In addition, J.P. Morgan has agreed to reimburse the portfolio to the extent necessary to maintain the total operating expenses of the portfolio at no more than 0.65% of the average daily net assets of the portfolio through February 28, 1999. For the fiscal year ended October 31, 1998, no reimbursement was necessary under the agreement.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $5,766 for the fiscal year ended October 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represents the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and receives compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,200.

THE GLOBAL STRATEGIC INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
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3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1998 were as follows:

                                                     COST OF        PROCEEDS
                                                    PURCHASES      FROM SALES
                                                   ------------   ------------
U.S. Government and Agency Obligations...........  $410,314,546   $359,251,035
Corporate and Collateralized Obligations.........   395,962,971    303,784,703
                                                   ------------   ------------
                                                   $806,277,517   $663,035,738
                                                   ------------   ------------
                                                   ------------   ------------

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Global Strategic Income Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Global Strategic Income Portfolio (one of two subtrusts constituting Series Portfolio II, hereafter referred to as the "portfolio") at October 31, 1998, the results of its operations for the year then ended, and the changes in its net assets and its supplementary data for the year then ended and for the period March 17, 1997 (commencement of operations) through October 31, 1997, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 17, 1998

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